COMMITMENTS AND CONTIGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTIGENCIES
11.	COMMITMENTS AND CONTIGENCIES
The Company’s commitments are disclosed in other footnotes to the financial statements.

11.	COMMITMENTS AND CONTIGENCIES

The Company’s commitments are disclosed in other footnotes to the financial statements.

The Company is subject to a claim related to past due rent arising in the ordinary course of business. As of December 31, 2025, the Company has recorded an accrual for this matter in the accompanying financial statements. Management believes the recorded amount represents its best estimate of the probable loss associated with this claim. While the ultimate outcome cannot be predicted with certainty, management does not expect the resolution of this matter to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.